Class L [Member] Average Annual Total Returns - Class L - Class L	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	2.38%	1.97%
Performance Inception Date			Aug. 25, 2016